Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Apr. 04, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014
C000018454
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 14,231	$ 14,378	$ 14,171	$ 14,341	$ 14,135	$ 13,910	$ 13,706	$ 13,619	$ 13,435	$ 13,598	$ 13,400	$ 13,374	$ 13,329	$ 12,930	$ 12,404	$ 12,531	$ 12,750	$ 12,840	$ 12,712	$ 12,567	$ 12,749	$ 12,697	$ 12,607	$ 12,862	$ 12,474	$ 12,603	$ 12,360	$ 12,158	$ 12,623	$ 12,832	$ 12,374	$ 13,020	$ 13,051	$ 13,436	$ 13,647	$ 13,812	$ 14,286	$ 14,282	$ 14,359	$ 14,270	$ 14,366	$ 14,293	$ 14,255	$ 14,131	$ 14,106	$ 13,951	$ 14,028	$ 13,889	$ 13,835	$ 13,601	$ 13,103	$ 13,031	$ 13,170	$ 12,966	$ 12,473	$ 12,268	$ 11,790	$ 11,329	$ 12,924	$ 12,995	$ 12,859	$ 12,678	$ 12,669	$ 12,629	$ 12,682	$ 12,624	$ 12,551	$ 12,215	$ 12,235	$ 12,115	$ 11,934	$ 11,767	$ 11,342	$ 11,545	$ 11,604	$ 11,927	$ 11,883	$ 11,752	$ 11,651	$ 11,696	$ 11,653	$ 11,669	$ 11,741	$ 11,900	$ 11,788	$ 11,720	$ 11,710	$ 11,601	$ 11,491	$ 11,465	$ 11,314	$ 11,287	$ 11,205		$ 11,082	$ 11,095	$ 10,958	$ 10,794	$ 10,657	$ 10,629	$ 10,670	$ 10,616	$ 10,465	$ 10,186	$ 10,079	$ 10,013	$ 9,765	$ 9,398	$ 9,412	$ 9,608	$ 9,802	$ 9,919	$ 9,703	$ 9,871	$ 10,103	$ 10,067	$ 10,220	$ 10,134	$ 10,111	$ 10,087	$ 9,877	$ 9,778
C000018456
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with load
Account Value	$ 13,668	13,816	13,624	13,794	13,584	13,394	13,205	13,127	12,939	13,102	12,936	12,917	12,880	12,502	11,983	12,129	12,347	12,423	12,323	12,189	12,371	12,327	12,228	12,499	12,129	12,261	12,031	11,841	12,300	12,509	12,070	12,705	12,742	13,125	13,337	13,521	13,975	13,995	14,061	13,982	14,083	14,019	13,989	13,874	13,858	13,713	13,796	13,666	13,621	13,398	12,915	12,852	12,995	12,802	12,322	12,127	11,661	11,212	12,793	12,870	12,758	12,570	12,568	12,535	12,593	12,543	12,477	12,166	12,191	12,064	11,889	11,729	11,313	11,521	11,600	11,914	11,876	11,751	11,672	11,708	11,671	11,693	11,771	11,936	11,831	11,768	11,764	11,661	11,557	11,536	11,390	11,370	11,292		11,174	11,193	11,060	10,901	10,768	10,745	10,793	10,743	10,597	10,320	10,218	10,156	9,910	9,544	9,562	9,765	9,968	10,091	9,878	10,054	10,294	10,263	10,424	10,342	10,324	10,305	10,096	10,000
C000052177
Account Value [Line Items]
Line Graph and Table Measure Name	Class F
Account Value	$ 14,711	14,862	14,646	14,821	14,587	14,373	14,161	14,070	13,859	14,026	13,840	13,812	13,764	13,350	12,806	12,936	13,162	13,235	13,121	12,970	13,157	13,102	13,008	13,270	12,868	13,001	12,748	12,539	13,019	13,233	12,759	13,407	13,438	13,853	14,069	14,239	14,727	14,721	14,800	14,690	14,787	14,711	14,670	14,558	14,515	14,371	14,433	14,305	14,232	14,006	13,475	13,417	13,558	13,348	12,838	12,626	12,133	11,657	13,283	13,371	13,230	13,042	13,017	12,990	13,044	12,984	12,892	12,561	12,580	12,440	12,252	12,080	11,642	11,865	11,925	12,242	12,211	12,059	11,970	12,000	11,969	11,985	12,058	12,221	12,106	12,034	12,023	11,895	11,796	11,768	11,612	11,584	11,499		11,372	11,384	11,228	11,074	10,932	10,902	10,944	10,887	10,732	10,444	10,334	10,266	10,010	9,633	9,647	9,847	10,045	10,164	9,942	10,114	10,351	10,314	10,469	10,381	10,356	10,331	10,115	10,000
C000188230
Account Value [Line Items]
Line Graph and Table Measure Name	Class F3
Account Value	$ 13,102	13,253	13,059	13,213	13,002	12,809	12,618	12,534	12,344	12,492	12,324	12,280	12,235	11,881	11,394	11,508	11,707	11,771	11,667	11,531	11,696	11,646	11,544	11,793	11,433	11,550	11,307	11,136	11,561	11,734	11,326	11,902	11,928	12,295	12,470	12,635	13,051	13,045	13,113	13,028	13,114	13,044	13,006	12,890	12,865	12,720	12,788	12,659	12,607	12,390	11,931	11,863	11,988	11,799	11,360	11,171	10,731	10,308	11,748	11,810	11,698	11,530	11,506	11,467	11,513	11,458	11,389	11,095	11,110	10,985	10,817	10,663	10,274	10,470	10,522	10,800	10,758	10,637	10,556	10,581	10,540	10,552	10,628	10,758	10,655	10,604	10,579	10,478	10,389	10,350	10,211	10,186	10,109	$ 10,000
C000018458
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 14,836	14,988	14,769	14,945	14,707	14,490	14,274	14,181	13,987	14,155	13,946	13,917	13,867	13,448	12,897	13,046	13,255	13,347	13,230	13,058	13,246	13,190	13,093	13,358	12,951	13,084	12,828	12,616	13,099	13,315	12,835	13,489	13,520	13,937	14,155	14,325	14,799	14,810	14,871	14,776	14,874	14,796	14,753	14,639	14,594	14,431	14,509	14,363	14,305	14,059	13,539	13,462	13,621	13,391	12,893	12,679	12,180	11,700	13,338	13,409	13,283	13,093	13,066	13,022	13,075	13,013	12,936	12,602	12,620	12,479	12,289	12,114	11,672	11,897	11,956	12,274	12,242	12,089	11,998	12,027	11,996	11,996	12,083	12,231	12,129	12,057	12,030	11,915	11,815	11,786	11,614	11,600	11,499		11,385	11,396	11,239	11,083	10,939	10,909	10,950	10,893	10,722	10,446	10,335	10,265	10,008	9,629	9,641	9,841	10,040	10,159	9,935	10,107	10,330	10,305	10,448	10,371	10,346	10,320	10,103	10,000
C000018457
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 14,299	14,464	14,243	14,430	14,210	14,010	13,791	13,725	13,527	13,689	13,514	13,471	13,428	13,036	12,501	12,645	12,863	12,953	12,846	12,687	12,868	12,817	12,730	13,001	12,602	12,748	12,492	12,294	12,773	12,981	12,529	13,170	13,202	13,602	13,813	13,995	14,466	14,481	14,560	14,457	14,554	14,484	14,448	14,344	14,305	14,153	14,232	14,095	14,044	13,814	13,304	13,235	13,391	13,174	12,685	12,484	11,994	11,521	13,140	13,228	13,095	12,916	12,894	12,856	12,925	12,854	12,784	12,466	12,487	12,354	12,159	11,994	11,572	11,791	11,851	12,175	12,133	12,003	11,918	11,950	11,906	11,922	12,007	12,166	12,054	11,985	11,960	11,851	11,755	11,714	11,563	11,536	11,453		11,330	11,342	11,204	11,041	10,902	10,874	10,915	10,860	10,696	10,429	10,309	10,242	9,980	9,613	9,626	9,834	10,029	10,145	9,929	10,097	10,328	10,304	10,457	10,371	10,347	10,322	10,112	10,000
C000052178
Account Value [Line Items]
Line Graph and Table Measure Name	Class R2
Account Value	$ 13,988	14,156	13,938	14,109	13,912	13,695	13,498	13,417	13,241	13,406	13,215	13,193	13,153	12,763	12,249	12,396	12,599	12,692	12,588	12,430	12,615	12,567	12,482	12,738	12,358	12,508	12,253	12,057	12,541	12,735	12,301	12,930	12,965	13,352	13,566	13,752	14,211	14,212	14,293	14,209	14,309	14,242	14,208	14,089	14,069	13,919	14,001	13,866	13,817	13,588	13,094	13,027	13,170	12,971	12,481	12,280	11,806	11,347	12,950	13,025	12,893	12,715	12,711	12,675	12,732	12,678	12,610	12,291	12,315	12,183	12,005	11,841	11,417	11,625	11,703	12,018	11,978	11,849	11,766	11,801	11,761	11,781	11,858	12,022	11,914	11,849	11,842	11,736	11,629	11,606	11,457	11,434	11,354		11,233	11,250	11,114	10,952	10,816	10,791	10,837	10,785	10,636	10,355	10,251	10,187	9,937	9,568	9,584	9,787	9,988	10,111	9,894	10,069	10,308	10,276	10,435	10,351	10,330	10,309	10,098	10,000
C000052179
Account Value [Line Items]
Line Graph and Table Measure Name	Class R3
Account Value	$ 14,147	14,297	14,095	14,267	14,046	13,845	13,645	13,562	13,363	13,529	13,354	13,331	13,290	12,894	12,373	12,502	12,725	12,818	12,693	12,552	12,737	12,688	12,583	12,859	12,474	12,607	12,366	12,167	12,637	12,832	12,393	13,027	13,062	13,469	13,684	13,853	14,333	14,332	14,414	14,311	14,411	14,341	14,306	14,202	14,164	14,028	14,093	13,972	13,905	13,673	13,174	13,105	13,265	13,046	12,568	12,365	11,885	11,422	13,020	13,111	12,977	12,797	12,776	12,738	12,811	12,740	12,670	12,348	12,371	12,238	12,057	11,891	11,463	11,687	11,750	12,066	12,039	11,894	11,810	11,843	11,817	11,837	11,912	12,077	11,967	11,900	11,878	11,771	11,676	11,652	11,488	11,478	11,382		11,274	11,290	11,139	10,989	10,851	10,826	10,871	10,818	10,653	10,384	10,278	10,213	9,949	9,590	9,606	9,809	10,010	10,119	9,901	10,076	10,315	10,294	10,440	10,368	10,346	10,324	10,111	10,000
C000158205
Account Value [Line Items]
Line Graph and Table Measure Name	Class R4
Account Value	$ 14,070	14,235	14,012	14,200	13,977	13,756	13,554	13,488	13,288	13,449	13,273	13,229	13,185	12,790	12,271	12,415	12,614	12,704	12,596	12,435	12,634	12,564	12,476	12,728	12,345	12,491	12,233	12,034	12,512	12,702	12,266	12,889	12,921	13,303	13,512	13,693	14,146	14,159	14,220	14,132	14,227	14,156	14,118	13,996	13,972	13,819	13,896	13,759	13,706	13,475	12,981	12,911	13,049	12,848	12,359	12,157	11,684	11,227	12,808	12,879	12,760	12,581	12,558	12,518	12,571	12,514	12,443	12,125	12,145	12,012	11,832	11,667	11,247	11,463	11,522	11,828	11,785	11,655	11,570	11,600	11,558	11,575	11,646	11,804	11,695	11,627	11,617	11,510	11,401	11,376	11,226	11,201	11,119		11,011	11,011	10,875	10,713	10,577	10,563	10,592	10,552	10,389	10,113	10,007	9,942	9,696	9,332	9,346	9,541	9,735	9,851	9,637	9,804	10,035	10,000
C000158206
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 14,423	14,571	14,358	14,528	14,317	14,086	13,877	13,786	13,598	13,761	13,558	13,530	13,482	13,074	12,539	12,684	12,886	12,976	12,862	12,695	12,878	12,823	12,729	12,986	12,591	12,720	12,472	12,265	12,735	12,926	12,478	13,113	13,142	13,548	13,759	13,924	14,384	14,395	14,471	14,362	14,456	14,380	14,339	14,228	14,184	14,025	14,101	13,959	13,902	13,664	13,159	13,085	13,239	13,015	12,531	12,323	11,839	11,373	12,962	13,032	12,909	12,724	12,698	12,655	12,706	12,647	12,572	12,247	12,265	12,127	11,943	11,773	11,344	11,562	11,619	11,927	11,896	11,748	11,659	11,688	11,657	11,657	11,742	11,885	11,772	11,715	11,689	11,578	11,481	11,438	11,285	11,257	11,172		11,061	11,072	10,920	10,755	10,629	10,599	10,626	10,583	10,417	10,150	10,028	9,974	9,711	9,343	9,356	9,550	9,743	9,858	9,641	9,807	10,037	10,000
C000158207
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 14,505	14,672	14,437	14,628	14,394	14,181	13,968	13,876	13,666	13,829	13,643	13,595	13,545	13,153	12,595	12,740	12,961	13,031	12,916	12,765	12,948	12,892	12,779	13,055	12,639	12,786	12,518	12,328	12,799	12,990	12,539	13,176	13,204	13,593	13,805	13,987	14,448	14,441	14,517	14,423	14,517	14,440	14,398	14,269	14,241	14,081	14,156	14,013	13,955	13,715	13,207	13,132	13,270	13,061	12,558	12,365	11,879	11,410	13,004	13,073	12,933	12,747	12,736	12,692	12,743	12,683	12,607	12,280	12,298	12,159	11,973	11,803	11,372	11,589	11,646	11,954	11,908	11,773	11,684	11,711	11,665	11,679	11,749	11,907	11,792	11,721	11,708	11,596	11,483	11,454	11,300	11,271	11,186		11,074	11,071	10,931	10,765	10,638	10,608	10,634	10,590	10,424	10,155	10,033	9,978	9,714	9,346	9,370	9,564	9,756	9,857	9,640	9,809	10,038	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 10,958	11,140	11,024	11,304	11,155	10,997	10,746	10,645	10,467	10,739	10,640	10,793	10,823	10,424	9,972	10,132	10,396	10,463	10,470	10,508	10,623	10,559	10,298	10,571	10,256	10,302	9,937	10,067	10,522	10,828	10,569	10,738	10,669	11,090	11,407	11,535	11,789	11,820	11,785	11,788	11,891	11,914	11,782	11,700	11,662	11,570	11,716	11,888	11,974	11,958	11,841	11,894	11,901	11,998	11,821	11,747	11,693	11,489	11,557	11,352	11,138	11,146	11,151	11,118	11,177	10,895	10,871	10,736	10,549	10,546	10,348	10,354	10,245	10,060	10,000	10,080	10,145	10,080	10,078	10,091	10,019	10,094	10,030	10,126	10,244	10,197	10,210	10,204	10,253	10,162	10,118	10,128	10,051	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,622	11,500	11,793	11,637	11,472	11,210	11,105	10,920	11,203	11,100	11,260	11,291	10,874	10,403	10,570	10,846	10,915	10,923	10,962	11,083	11,016	10,743	11,028	10,699	10,748	10,366	10,502	10,977	11,296	11,026	11,202	11,130	11,569	11,900	12,034	12,299	12,331	12,294	12,298	12,405	12,429	12,291	12,206	12,166	12,071	12,223	12,402	12,492	12,475	12,353	12,409	12,416	12,517	12,332	12,255	12,198	11,985	12,056	11,843	11,620	11,628	11,634	11,599	11,661	11,366	11,341	11,201	11,005	11,002	10,795	10,801	10,688	10,495	10,433	10,516	10,584	10,516	10,514	10,527	10,452	10,531	10,464	10,564	10,687	10,638	10,652	10,645	10,696	10,601	10,556	10,566	10,486		10,405	10,411	10,341	10,321	10,307	10,556	10,638	10,644	10,656	10,589	10,402	10,400	10,360	10,266	10,193	10,055	10,088	10,114	10,113	10,045	10,059	9,990	10,100	10,124	10,161	10,114	10,210	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497		10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497		10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Lord Abbett Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,444	11,634	11,512	11,805	11,649	11,484	11,222	11,117	10,931	11,215	11,112	11,271	11,302	10,886	10,414	10,581	10,857	10,927	10,934	10,973	11,094	11,027	10,754	11,040	10,710	10,759	10,377	10,513	10,988	11,307	11,038	11,214	11,142	11,581	11,912	12,047	12,312	12,344	12,307	12,310	12,418	12,442	12,304	12,218	12,178	12,083	12,236	12,415	12,505	12,488	12,366	12,422	12,428	12,530	12,345	12,268	12,211	11,998	12,069	11,855	11,632	11,640	11,646	11,611	11,673	11,378	11,353	11,212	11,017	11,014	10,806	10,813	10,699	10,506	10,444	10,527	10,595	10,527	10,525	10,538	10,463	10,542	10,474	10,575	10,698	10,649	10,663	10,656	10,707	10,612	10,567	10,577	10,497		10,416	10,422	10,352	10,332	10,317	10,567	10,649	10,655	10,667	10,600	10,413	10,410	10,371	10,276	10,204	10,065	10,098	10,125	10,123	10,055	10,070	10,000
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,439	16,509	16,321	16,411	16,146	15,892	15,586	15,436	15,261	15,415	15,232	15,187	15,183	14,642	14,002	14,178	14,346	14,303	14,101	13,873	14,006	13,870	13,717	13,894	13,371	13,471	13,223	12,856	13,393	13,719	12,940	13,886	13,853	14,375	14,508	14,638	15,051	14,773	14,928	14,956	14,950	14,868	14,816	14,617	14,575	14,417	14,392	14,342	14,287	14,020	13,479	13,419	13,559	13,425	12,817	12,696	12,145	11,700	13,261	13,470	13,469	13,194	13,158	13,127	13,086	13,035	12,968	12,658	12,821	12,644	12,521	12,313	11,773	12,037	12,147	12,349	12,278	12,190	12,055	12,013	12,015	11,936	12,010	12,123	12,046	12,011	12,043	11,996	11,889	11,893	11,757	11,744	11,640		11,510	11,535	11,358	11,207	10,991	11,035	11,000	10,930	10,691	10,428	10,316	10,242	9,849	9,432	9,388	9,539	9,791	10,015	9,750	10,006	10,187	10,249	10,408	10,378	10,254	10,309	10,069	10,000
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,439	16,509	16,321	16,411	16,146	15,892	15,586	15,436	15,261	15,415	15,232	15,187	15,183	14,642	14,002	14,178	14,346	14,303	14,101	13,873	14,006	13,870	13,717	13,894	13,371	13,471	13,223	12,856	13,393	13,719	12,940	13,886	13,853	14,375	14,508	14,638	15,051	14,773	14,928	14,956	14,950	14,868	14,816	14,617	14,575	14,417	14,392	14,342	14,287	14,020	13,479	13,419	13,559	13,425	12,817	12,696	12,145	11,700	13,261	13,470	13,469	13,194	13,158	13,127	13,086	13,035	12,968	12,658	12,821	12,644	12,521	12,313	11,773	12,037	12,147	12,349	12,278	12,190	12,055	12,013	12,015	11,936	12,010	12,123	12,046	12,011	12,043	11,996	11,889	11,893	11,757	11,744	11,640		11,510	11,535	11,358	11,207	10,991	11,035	11,000	10,930	10,691	10,428	10,316	10,242	9,849	9,432	9,388	9,539	9,791	10,015	9,750	10,006	10,187	10,249	10,408	10,378	10,254	10,309	10,069	10,000
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,439	16,509	16,321	16,411	16,146	15,892	15,586	15,436	15,261	15,415	15,232	15,187	15,183	14,642	14,002	14,178	14,346	14,303	14,101	13,873	14,006	13,870	13,717	13,894	13,371	13,471	13,223	12,856	13,393	13,719	12,940	13,886	13,853	14,375	14,508	14,638	15,051	14,773	14,928	14,956	14,950	14,868	14,816	14,617	14,575	14,417	14,392	14,342	14,287	14,020	13,479	13,419	13,559	13,425	12,817	12,696	12,145	11,700	13,261	13,470	13,469	13,194	13,158	13,127	13,086	13,035	12,968	12,658	12,821	12,644	12,521	12,313	11,773	12,037	12,147	12,349	12,278	12,190	12,055	12,013	12,015	11,936	12,010	12,123	12,046	12,011	12,043	11,996	11,889	11,893	11,757	11,744	11,640		11,510	11,535	11,358	11,207	10,991	11,035	11,000	10,930	10,691	10,428	10,316	10,242	9,849	9,432	9,388	9,539	9,791	10,015	9,750	10,006	10,187	10,249	10,408	10,378	10,254	10,309	10,069	10,000
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 14,280	14,341	14,178	14,255	14,025	13,805	13,539	13,408	13,257	13,390	13,231	13,192	13,189	12,718	12,163	12,316	12,461	12,424	12,248	12,051	12,166	12,048	11,915	12,069	11,615	11,702	11,486	11,167	11,634	11,917	11,240	12,062	12,033	12,486	12,602	12,716	13,074	12,833	12,967	12,992	12,987	12,915	12,870	12,697	12,661	12,524	12,502	12,458	12,411	12,178	11,709	11,656	11,778	11,662	11,133	11,029	10,550	10,164	11,519	11,701	11,700	11,461	11,429	11,403	11,367	11,323	11,265	10,995	11,137	10,983	10,877	10,696	10,226	10,456	10,551	10,727	10,665	10,588	10,471	10,435	10,437	10,368	10,432	10,531	10,463	10,433	10,461	10,420	10,328	10,330	10,212	10,201	10,111	$ 10,000
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,439	16,509	16,321	16,411	16,146	15,892	15,586	15,436	15,261	15,415	15,232	15,187	15,183	14,642	14,002	14,178	14,346	14,303	14,101	13,873	14,006	13,870	13,717	13,894	13,371	13,471	13,223	12,856	13,393	13,719	12,940	13,886	13,853	14,375	14,508	14,638	15,051	14,773	14,928	14,956	14,950	14,868	14,816	14,617	14,575	14,417	14,392	14,342	14,287	14,020	13,479	13,419	13,559	13,425	12,817	12,696	12,145	11,700	13,261	13,470	13,469	13,194	13,158	13,127	13,086	13,035	12,968	12,658	12,821	12,644	12,521	12,313	11,773	12,037	12,147	12,349	12,278	12,190	12,055	12,013	12,015	11,936	12,010	12,123	12,046	12,011	12,043	11,996	11,889	11,893	11,757	11,744	11,640		11,510	11,535	11,358	11,207	10,991	11,035	11,000	10,930	10,691	10,428	10,316	10,242	9,849	9,432	9,388	9,539	9,791	10,015	9,750	10,006	10,187	10,249	10,408	10,378	10,254	10,309	10,069	10,000
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,439	16,509	16,321	16,411	16,146	15,892	15,586	15,436	15,261	15,415	15,232	15,187	15,183	14,642	14,002	14,178	14,346	14,303	14,101	13,873	14,006	13,870	13,717	13,894	13,371	13,471	13,223	12,856	13,393	13,719	12,940	13,886	13,853	14,375	14,508	14,638	15,051	14,773	14,928	14,956	14,950	14,868	14,816	14,617	14,575	14,417	14,392	14,342	14,287	14,020	13,479	13,419	13,559	13,425	12,817	12,696	12,145	11,700	13,261	13,470	13,469	13,194	13,158	13,127	13,086	13,035	12,968	12,658	12,821	12,644	12,521	12,313	11,773	12,037	12,147	12,349	12,278	12,190	12,055	12,013	12,015	11,936	12,010	12,123	12,046	12,011	12,043	11,996	11,889	11,893	11,757	11,744	11,640		11,510	11,535	11,358	11,207	10,991	11,035	11,000	10,930	10,691	10,428	10,316	10,242	9,849	9,432	9,388	9,539	9,791	10,015	9,750	10,006	10,187	10,249	10,408	10,378	10,254	10,309	10,069	10,000
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,439	16,509	16,321	16,411	16,146	15,892	15,586	15,436	15,261	15,415	15,232	15,187	15,183	14,642	14,002	14,178	14,346	14,303	14,101	13,873	14,006	13,870	13,717	13,894	13,371	13,471	13,223	12,856	13,393	13,719	12,940	13,886	13,853	14,375	14,508	14,638	15,051	14,773	14,928	14,956	14,950	14,868	14,816	14,617	14,575	14,417	14,392	14,342	14,287	14,020	13,479	13,419	13,559	13,425	12,817	12,696	12,145	11,700	13,261	13,470	13,469	13,194	13,158	13,127	13,086	13,035	12,968	12,658	12,821	12,644	12,521	12,313	11,773	12,037	12,147	12,349	12,278	12,190	12,055	12,013	12,015	11,936	12,010	12,123	12,046	12,011	12,043	11,996	11,889	11,893	11,757	11,744	11,640		11,510	11,535	11,358	11,207	10,991	11,035	11,000	10,930	10,691	10,428	10,316	10,242	9,849	9,432	9,388	9,539	9,791	10,015	9,750	10,006	10,187	10,249	10,408	10,378	10,254	10,309	10,069	10,000
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,439	16,509	16,321	16,411	16,146	15,892	15,586	15,436	15,261	15,415	15,232	15,187	15,183	14,642	14,002	14,178	14,346	14,303	14,101	13,873	14,006	13,870	13,717	13,894	13,371	13,471	13,223	12,856	13,393	13,719	12,940	13,886	13,853	14,375	14,508	14,638	15,051	14,773	14,928	14,956	14,950	14,868	14,816	14,617	14,575	14,417	14,392	14,342	14,287	14,020	13,479	13,419	13,559	13,425	12,817	12,696	12,145	11,700	13,261	13,470	13,469	13,194	13,158	13,127	13,086	13,035	12,968	12,658	12,821	12,644	12,521	12,313	11,773	12,037	12,147	12,349	12,278	12,190	12,055	12,013	12,015	11,936	12,010	12,123	12,046	12,011	12,043	11,996	11,889	11,893	11,757	11,744	11,640		11,510	11,535	11,358	11,207	10,991	11,035	11,000	10,930	10,691	10,428	10,316	10,242	9,849	9,432	9,388	9,539	9,791	10,015	9,750	10,006	10,187	10,249	$ 10,408	$ 10,378	$ 10,254	$ 10,309	$ 10,069	$ 10,000
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,039	16,108	15,924	16,011	15,753	15,506	15,207	15,060	14,890	15,039	14,861	14,817	14,813	14,285	13,661	13,833	13,997	13,955	13,757	13,536	13,665	13,532	13,383	13,556	13,046	13,143	12,901	12,543	13,067	13,385	12,625	13,548	13,515	14,025	14,154	14,282	14,685	14,414	14,565	14,592	14,586	14,506	14,456	14,261	14,220	14,066	14,042	13,993	13,939	13,678	13,151	13,092	13,229	13,098	12,505	12,387	11,850	11,416	12,938	13,142	13,141	12,872	12,837	12,807	12,767	12,717	12,653	12,350	12,509	12,336	12,217	12,014	11,486	11,744	11,851	12,049	11,979	11,893	11,761	11,721	11,723	11,645	11,718	11,828	11,752	11,718	11,750	11,704	11,600	11,603	11,471	11,458	11,357		11,230	11,254	11,081	10,934	10,723	10,766	10,732	10,664	10,431	10,174	10,065	9,993	9,609	9,202	9,159	9,307	9,553	9,771	9,513	9,763	9,939	10,000
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,039	16,108	15,924	16,011	15,753	15,506	15,207	15,060	14,890	15,039	14,861	14,817	14,813	14,285	13,661	13,833	13,997	13,955	13,757	13,536	13,665	13,532	13,383	13,556	13,046	13,143	12,901	12,543	13,067	13,385	12,625	13,548	13,515	14,025	14,154	14,282	14,685	14,414	14,565	14,592	14,586	14,506	14,456	14,261	14,220	14,066	14,042	13,993	13,939	13,678	13,151	13,092	13,229	13,098	12,505	12,387	11,850	11,416	12,938	13,142	13,141	12,872	12,837	12,807	12,767	12,717	12,653	12,350	12,509	12,336	12,217	12,014	11,486	11,744	11,851	12,049	11,979	11,893	11,761	11,721	11,723	11,645	11,718	11,828	11,752	11,718	11,750	11,704	11,600	11,603	11,471	11,458	11,357		11,230	11,254	11,081	10,934	10,723	10,766	10,732	10,664	10,431	10,174	10,065	9,993	9,609	9,202	9,159	9,307	9,553	9,771	9,513	9,763	9,939	10,000
Lord Abbett Index: ICE BofA U.S. High Yield Constrained Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA U.S. High Yield Constrained Index
Account Value	$ 16,039	$ 16,108	$ 15,924	$ 16,011	$ 15,753	$ 15,506	$ 15,207	$ 15,060	$ 14,890	$ 15,039	$ 14,861	$ 14,817	$ 14,813	$ 14,285	$ 13,661	$ 13,833	$ 13,997	$ 13,955	$ 13,757	$ 13,536	$ 13,665	$ 13,532	$ 13,383	$ 13,556	$ 13,046	$ 13,143	$ 12,901	$ 12,543	$ 13,067	$ 13,385	$ 12,625	$ 13,548	$ 13,515	$ 14,025	$ 14,154	$ 14,282	$ 14,685	$ 14,414	$ 14,565	$ 14,592	$ 14,586	$ 14,506	$ 14,456	$ 14,261	$ 14,220	$ 14,066	$ 14,042	$ 13,993	$ 13,939	$ 13,678	$ 13,151	$ 13,092	$ 13,229	$ 13,098	$ 12,505	$ 12,387	$ 11,850	$ 11,416	$ 12,938	$ 13,142	$ 13,141	$ 12,872	$ 12,837	$ 12,807	$ 12,767	$ 12,717	$ 12,653	$ 12,350	$ 12,509	$ 12,336	$ 12,217	$ 12,014	$ 11,486	$ 11,744	$ 11,851	$ 12,049	$ 11,979	$ 11,893	$ 11,761	$ 11,721	$ 11,723	$ 11,645	$ 11,718	$ 11,828	$ 11,752	$ 11,718	$ 11,750	$ 11,704	$ 11,600	$ 11,603	$ 11,471	$ 11,458	$ 11,357		$ 11,230	$ 11,254	$ 11,081	$ 10,934	$ 10,723	$ 10,766	$ 10,732	$ 10,664	$ 10,431	$ 10,174	$ 10,065	$ 9,993	$ 9,609	$ 9,202	$ 9,159	$ 9,307	$ 9,553	$ 9,771	$ 9,513	$ 9,763	$ 9,939	$ 10,000